2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounting Policies [Abstract]
Bank balances	$ 602,255	$ 2,647,608	$ 808,772	$ 1,914,877	$ 1,689,386
Allowance for doubtful accounts	$ 126,554		$ 133,974	$ 65,110
Effective rates of income tax expense (benefit)	35.00%	28.00%	35.00%	35.00%
Stock options included in the fully diluted earnings per share	630,500	530,000
Period-end exchange rates	0.97232		0.982898
Weighted average exchange rate	0.970557	1.02760